UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Cantor Weiss & Wurm Asset Mgt. Co., Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               10/26/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          122

Form 13F Information Table Value Total:  $   151,302
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     4124    44070 SH       SOLE                                      44070
ABBOTT LABS COM                COM              002824100      277     5172 SH       SOLE                                       5172
AIR PRODUCTS & CHEMS INC       COM              009158106      313     3200 SH       SOLE                                       3200
AMDOCS LTD SHS                 COM              G02602103     2379    63975 SH       SOLE                                      63975
AMERICAN SUPERCONDUC TOR CORP  COM              030111108      815    39800 SH       SOLE                                      39800
APPLE INC COM                  COM              037833100      856     5576 SH       SOLE                                       5576
AT&T INC COM                   COM              00206R102      172     4075 SH       SOLE                                       4075
BARRICK GOLD CORP COM ISIN#CA0 COM              067901108     2190    54457 SH       SOLE                                      54457
BEST BUY COMPANY INC           COM              086516101     2709    58870 SH       SOLE                                      58870
BHP BILLITON LTD SPONSORED ADR COM              088606108     4690    59675 SH       SOLE                                      59675
CAMECO CORP COM ISIN#CA13321L1 COM              13321L108      942    20400 SH       SOLE                                      20400
CANADIAN OIL SANDS TR NEW UNIT COM              13642L100      618    18600 SH       SOLE                                      18600
CAPITAL GOLD CORP COM          COM              14018Y106      135   282125 SH       SOLE                                     282125
CATERPILLAR INC                COM              149123101     3227    41150 SH       SOLE                                      41150
CEDAR FAIR, L.P.DEP UNIT       COM              150185106     1950    81745 SH       SOLE                                      81745
CHESAPEAKE ENERGY CORP         COM              165167107     3340    94720 SH       SOLE                                      94720
CHEVRON CORP COM               COM              166764100     3089    33010 SH       SOLE                                      33010
CIMAREX ENERGY CO COM          COM              171798101      348     9350 SH       SOLE                                       9350
CISCO SYSTEMS INC              COM              17275R102     2804    84689 SH       SOLE                                      84689
CITIGROUP INC COM              COM              172967101     2864    61360 SH       SOLE                                      61360
COACH INC COM                  COM              189754104      342     7226 SH       SOLE                                       7226
COEUR D ALENE MINES CORP IDAHO COM              192108108      264    69700 SH       SOLE                                      69700
COLDWATER CREEK INC COM        COM              193068103      190    17500 SH       SOLE                                      17500
CONOCOPHILLIPS COM             COM              20825C104      847     9646 SH       SOLE                                       9646
DEVON ENERGY CORP NEW COM      COM              25179M103     3502    42097 SH       SOLE                                      42097
DIAMOND OFFSHORE DRILLING INC  COM              25271C102      210     1850 SH       SOLE                                       1850
DOLBY LABORATIES INC CL A      COM              25659T107      248     7125 SH       SOLE                                       7125
EBAY INC COM                   COM              278642103     2909    74560 SH       SOLE                                      74560
EMC CORP (MASS) COM            COM              268648102      416    20000 SH       SOLE                                      20000
ENERGY PARTNERS LTD COM        COM              29270U105      242    16500 SH       SOLE                                      16500
ENTERPRISE PRODS PARTNERS L P  COM              293792107     2356    77885 SH       SOLE                                      77885
ESAT INC COM CHARTER REVOKED 7 COM              296054109        0   200000 SH       SOLE                                     200000
EXXON MOBIL CORP COM           COM              30231G102     4822    52094 SH       SOLE                                      52094
F5 NETWORKS INC COM            COM              315616102      217     5848 SH       SOLE                                       5848
FEDEX CORP COM                 COM              31428X106     2852    27225 SH       SOLE                                      27225
FIFTH THIRD BANCORP            COM              316773100      254     7500 SH       SOLE                                       7500
FPL GROUP INC                  COM              302571104      420     6898 SH       SOLE                                       6898
FRANKLIN RESOURCES INC         COM              354613101      151     1185 SH       SOLE                                       1185
FREEPORT MCMORAN COPPER & GOLD COM              35671D857      283     2700 SH       SOLE                                       2700
FUELCELL ENERGY INC COM        COM              35952H106      275    30800 SH       SOLE                                      30800
GENERAL ELECTRIC CO COM        COM              369604103     6224   150334 SH       SOLE                                     150334
GENERAL MILLS INC COM          COM              370334104     2708    46675 SH       SOLE                                      46675
GILEAD SCIENCES INC            COM              375558103      278     6802 SH       SOLE                                       6802
GLOBALSANTAFE CORPORATION SHS  COM              G3930E101     2896    38100 SH       SOLE                                      38100
GOLDMAN SACHS GROUP INC COM    COM              38141G104      360     1659 SH       SOLE                                       1659
INERGY LP UNIT LTD PARTNERSHIP COM              456615103      212     6720 SH       SOLE                                       6720
INTERNATIONAL BUSINESS MACHS C COM              459200101      236     2004 SH       SOLE                                       2004
INTL RECTIFIER CORP DEL        COM              460254105      579    17550 SH       SOLE                                      17550
ISHARES DOW JONES U S CONSUMER COM              464287812      431     6741 SH       SOLE                                       6741
ISHARES TR DOW JONES US FINL S COM              464287788      199     1819 SH       SOLE                                       1819
ISHARES TR FTSE XINHUA HK CHIN COM              464287184      493     2740 SH       SOLE                                       2740
J CREW GROUP INC               COM              46612H402      258     6210 SH       SOLE                                       6210
JOHNSON & JOHNSON COM          COM              478160104     3939    59958 SH       SOLE                                      59958
JP MORGAN CHASE & CO COM ISIN# COM              46625H100     2478    54071 SH       SOLE                                      54071
K SEA TRASN PARTNERS L P COM   COM              48268Y101      509    13065 SH       SOLE                                      13065
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2777    56214 SH       SOLE                                      56214
KINROSS GOLD CORP COM NO PAR   COM              496902404     4511   301560 SH       SOLE                                     301560
KOHLS CORPORATION              COM              500255104      206     3595 SH       SOLE                                       3595
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     1105    27600 SH       SOLE                                      27600
MANPOWER INC                   COM              56418H100      188     2915 SH       SOLE                                       2915
MEMC ELECTRONIC MATERIALS INC  COM              552715104      300     5094 SH       SOLE                                       5094
MICROSOFT CORP COM             COM              594918104     2591    87941 SH       SOLE                                      87941
NABORS INDS LTD                COM              G6359F103     3043    98880 SH       SOLE                                      98880
NATIONAL OILWELL VARCO INC     COM              637071101     1503    10400 SH       SOLE                                      10400
NATURAL RESOURCES PARTNERS LP  COM              63900P103     2903    93115 SH       SOLE                                      93115
NEW YORK CMNTY BANCORP INC COM COM              649445103     1803    94625 SH       SOLE                                      94625
NEWMONT MINING CORP (HLDG CO)  COM              651639106      344     7700 SH       SOLE                                       7700
NOKIA CORP SPONSORED ADR       COM              654902204     2976    78469 SH       SOLE                                      78469
OCEANEERING INTL INC           COM              675232102     1895    25000 SH       SOLE                                      25000
OIL SERVICE HOLDRS TR OIL SERV COM              678002106      842     4390 SH       SOLE                                       4390
ONEOK PARTNERS L P UNIT LTD PA COM              68268N103     1423    23940 SH       SOLE                                      23940
OPEN JT STK CO VIMPEL COMMUNIC COM              68370R109      258     9550 SH       SOLE                                       9550
PENN WEST ENERGY TR TR UNIT IS COM              707885109     1141    36680 SH       SOLE                                      36680
PEPSICO INC                    COM              713448108      340     4643 SH       SOLE                                       4643
PFIZER INC COM                 COM              717081103      214     8760 SH       SOLE                                       8760
PITNEY BOWES INC               COM              724479100      260     5721 SH       SOLE                                       5721
POWERSHARES QQQ TR UNIT SER 1  COM              73935A104      478     9300 SH       SOLE                                       9300
PRECISION DRILLING TR TR UNIT  COM              740215108     1911    99530 SH       SOLE                                      99530
PRO NET LINK CORP CHARTER REVO COM              74266F100        0    21000 SH       SOLE                                      21000
PROCTER & GAMBLE CO            COM              742718109     3703    52642 SH       SOLE                                      52642
RED REEF LABORATORIES INTL INC COM              75686N201        2   180000 SH       SOLE                                     180000
RESEARCH IN MOTION LTD COM ISI COM              760975102      500     5078 SH       SOLE                                       5078
ROCHESTER LIMITED TERM NEW YOR COM              771740107      211    63315 SH       SOLE                                      63315
ROWAN COS INC                  COM              779382100      673    18400 SH       SOLE                                      18400
SATCON TECHNOLOGY CORP         COM              803893106       81    72500 SH       SOLE                                      72500
SCANA CORP NEW                 COM              80589M102      814    21000 SH       SOLE                                      21000
SCHERING PLOUGH CORP COM       COM              806605101      316    10000 SH       SOLE                                      10000
SCHLUMBERGER LTD COM ISIN#AN80 COM              806857108     1533    14602 SH       SOLE                                      14602
SEAGATE TECHNOLOGY SHS ISIN#KY COM              G7945J104     2349    91840 SH       SOLE                                      91840
SECTOR SPDR TR SHS BEN INT IND COM              81369Y704      477    11615 SH       SOLE                                      11615
SELECT SECTOR SPDR FD HEALTH C COM              81369Y209      705    19934 SH       SOLE                                      19934
SMITH INTL INC (DE)            COM              832110100     1399    19600 SH       SOLE                                      19600
SONIC FDRY INC COM             COM              83545R108       33    15400 SH       SOLE                                      15400
SPDR SER TR S&P METALS & MNG E COM              78464A755      576     8998 SH       SOLE                                       8998
STRYKER CORP                   COM              863667101      237     3445 SH       SOLE                                       3445
TEEKAY CORP SHS                COM              Y8564W103      265     4500 SH       SOLE                                       4500
TELECOM HOLDERS TR DEPOSITARY  COM              87927P200      445    10740 SH       SOLE                                      10740
TITANIUM METALS CORP COM NEW   COM              888339207      503    15000 SH       SOLE                                      15000
TMM INC COM                    COM              87258Q108       13  1000000 SH       SOLE                                    1000000
TRANSOCEAN INC SHS ISIN#KYG900 COM              G90078109      232     2050 SH       SOLE                                       2050
TRIMBLE NAV LTD                COM              896239100      284     7235 SH       SOLE                                       7235
UNITEDHEALTH GROUP INC COM     COM              91324P102     2053    42388 SH       SOLE                                      42388
VALERO ENERGY CORPORATION      COM              91913Y100      499     7425 SH       SOLE                                       7425
VERIFONE HLDGS INC COM         COM              92342Y109      280     6319 SH       SOLE                                       6319
VERIZON COMMUNICATIONS COM     COM              92343V104     2586    58406 SH       SOLE                                      58406
WALGREEN CO                    COM              931422109     3216    68080 SH       SOLE                                      68080
WATAIRE INTL INC COM           COM              941092108        3    15000 SH       SOLE                                      15000
WEATHERFORD INTL LTD BERMUDA C COM              G95089101     5332    79366 SH       SOLE                                      79366
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
XANTREX TECHNOLOGY INC         COM              98389A102      682    61450 SH       SOLE                                      61450
ZOLTEK COMPANIES INC           COM              98975W104      687    15750 SH       SOLE                                      15750
ING GROEP N V PERPETUAL DEBT S PFD              456837400      851    39400 SH       SOLE                                      39400
CHESAPEAKE ENERGY CORP CORP 6. CP               165167818      309     1085 SH       SOLE                                       1085
ENTERGY CORP NEW EQUITY UNIT   CP               29364G202     2759    41275 SH       SOLE                                      41275
LEHMAN BROS PIES *C/A* EFF 10/ CP               524908563     1043    39295 SH       SOLE                                      39295
OWENS ILL INC PFD              CP               690768502      205     4550 SH       SOLE                                       4550
SIX FLAGS INC PFD INCOME EQUIT CP               83001P505      791    37575 SH       SOLE                                      37575
FRANKLIN NEW YORK TAX-FREE INC MF               354130106      179 15386.5020SH      SOLE                                 15386.5020
NUVEEN NEW YORK INVESTMENT QUA MF               67062X101      169 12372.0000SH      SOLE                                 12372.0000
ABB LTD SPONSORED ADR          ADR              000375204      182     6950 SH       SOLE                                       6950
HDFC BK LTD ADR REPSTG 3 SHS   ADR              40415F101      374     3495 SH       SOLE                                       3495
MINDRAY MED INTL LTD SPONSORED ADR              602675100      297     6915 SH       SOLE                                       6915